Employee Rights Upon Retirement	12 Months Ended
Dec. 31, 2011
Employee Rights Upon Retirement [Abstract]
Employee Rights Upon Retirement
NOTE 7 – EMPLOYEE RIGHTS UPON RETIREMENT:

a.
Israeli, Italian, U.K. and Australian labor laws generally require payment of severance pay upon dismissal of an employee or upon termination by the employees of employment in certain other circumstances. The severance pay liability of the Israeli companies and one of the Italian subsidiaries in the Group to their employees, which reflects the undiscounted amount of the liability, is based upon the number of years of service and the latest monthly salary, and is partly covered by insurance policies and by regular deposits with recognized severance pay funds. The amounts funded as above are presented among non-current assets. The Israeli companies in the Group may only make withdrawals from the amounts funded for the purpose of paying severance pay.

b.	Some of the Company's U.S. subsidiaries provide 401(k) plans for the benefit of their employees. Under these plans, contributions are based on a specified percentage of pay.

c.
The Company's agreements with employees in Israel, joining the Company since May 2008 are in accordance with Section 14 of the Severance Pay Law, 1963, whereas, the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

d.
The severance expenses amounted to $4,148,000, $3,749,000 and $1,441,000 in the years ended December 31, 2011, 2010 and 2009, respectively. The 401(k) plan's expenses as mentioned in paragraph b. above amounted to $854,000, $772,000 and $748,000 in the years ended December 31, 2011, 2010 and 2009, respectively.

e.	The profits (loss) on the amounts funded totaled $(871,000), $1,365,000 and $1,023,000 in the years ended December 31, 2011, 2010 and 2009, respectively.

f.	Cash flow information regarding the Company's liability for employee rights upon retirements:

1)
The Company expects to pay $1,248,000 future benefits to its employees during 2012 to 2021 upon their normal retirement age - see breakdown below. The amount was determined based on the employees' current salary rates and the number of service years that will be accumulated upon the retirement date. These amounts do not include amounts that might be paid to employees that will cease working for the Company before their normal retirement age.

U.S. $ in thousands
Year ending December 31:
2012	198
2013	171
2014	171
2015	152
2016	142
Thereafter (through 2021)	414
1,248